Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Values of Assets and Liabilities

Note 17: Fair Values of Assets and Liabilities
We use fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Assets and liabilities recorded at fair value on a recurring basis are presented in the recurring table in this Note. From time to time, we may be required to record at fair value other assets on a nonrecurring basis, such as certain residential and commercial MHFS, certain LHFS, loans held for investment, nonmarketable equity investments and certain other assets. These nonrecurring fair value adjustments typically involve application of LOCOM accounting or write-downs of individual assets.
Following is a discussion of the fair value hierarchy and the valuation methodologies used for assets and liabilities recorded at fair value on a recurring or nonrecurring basis and for estimating fair value for financial instruments not recorded at fair value.

Fair Value Hierarchy
We group our assets and liabilities measured at fair value in three levels based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

•	Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

•
Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•
Level 3 – Valuation is generated from techniques that use significant assumptions that are not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

In the determination of the classification of financial instruments in Level 2 or Level 3 of the fair value hierarchy, we consider all available information, including observable market data, indications of market liquidity and orderliness, and our understanding of the valuation techniques and significant inputs used. For securities in inactive markets, we use a predetermined percentage to evaluate the impact of fair value adjustments derived from weighting both external and internal indications of value to determine if the instrument is classified as Level 2 or Level 3. Otherwise, the classification of Level 2 or Level 3 is based upon the specific facts and circumstances of each instrument or instrument category and judgments are made regarding the significance of the Level 3 inputs to the instruments’ fair value measurement in its entirety. If Level 3 inputs are considered significant, the instrument is classified as Level 3.

Assets
SHORT-TERM FINANCIAL ASSETS  Short-term financial assets include cash and due from banks, federal funds sold and securities purchased under resale agreements and due from customers on acceptances. These assets are carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.
TRADING ASSETS (EXCLUDING DERIVATIVES) AND INVESTMENT SECURITIES  Trading assets and available-for-sale securities are recorded at fair value on a recurring basis. Other investment securities classified as held-to-maturity are subject to impairment and fair value measurement if fair value declines below amortized cost and we do not expect to recover the entire amortized cost basis of the debt security. Fair value measurement is based upon various sources of market pricing. We use quoted prices in active markets, where available, and classify such instruments within Level 1 of the fair value hierarchy. Examples include exchange-traded equity securities and some highly liquid government securities, such as U.S. Treasuries. When instruments are traded in secondary markets and quoted market prices do not exist for such securities, we generally rely on internal valuation techniques or on prices obtained from vendors (predominantly third-party pricing services), and accordingly, we classify these instruments as Level 2 or 3.
Trading securities are mostly valued using internal trader prices that are subject to price verification procedures performed by separate internal personnel. The majority of fair values derived using internal valuation techniques are verified against multiple pricing sources, including prices obtained from third-party vendors. Vendors compile prices from various sources and often apply matrix pricing for similar securities when no price is observable. We review pricing methodologies provided by the vendors in order to determine if observable market information is being used versus unobservable inputs. When evaluating the appropriateness of an internal trader price compared with vendor prices, considerations include the range and quality of vendor prices. Vendor prices are used to ensure the reasonableness of a trader price; however, valuing financial instruments involves judgments acquired from knowledge of a particular market. If a trader asserts that a vendor price is not reflective of market value, justification for using the trader price, including recent sales activity where possible, must be provided to and approved by the appropriate levels of management.
Similarly, while investment securities traded in secondary markets are typically valued using unadjusted vendor prices or vendor prices adjusted by weighting them with internal discounted cash flow techniques, these prices are reviewed and, if deemed inappropriate by a trader who has the most knowledge of a particular market, can be adjusted. These investment securities, which include those measured using unadjusted vendor prices, are generally classified as Level 2 and typically involve using quoted market prices for the same or similar securities, pricing models, discounted cash flow analyses using significant inputs observable in the market where available or a combination of multiple valuation techniques. Examples include certain residential and commercial MBS, other asset-backed securities municipal bonds, U.S. government and agency MBS, and corporate debt securities.
Security fair value measurements using significant inputs that are unobservable in the market due to limited activity or a less liquid market are classified as Level 3 in the fair value hierarchy. Such measurements include securities valued using internal models or a combination of multiple valuation techniques where the unobservable inputs are significant to the overall fair value measurement. Securities classified as Level 3 include certain residential and commercial MBS, other asset-backed securities, CDOs and certain CLOs, and certain residual and retained interests in residential mortgage loan securitizations. We value CDOs using the prices of similar instruments, the pricing of completed or pending third-party transactions or the pricing of the underlying collateral within the CDO. Where vendor prices are not readily available, we use management's best estimate.

MORTGAGES HELD FOR SALE (MHFS)  MHFS are carried at LOCOM or at fair value. We carry substantially all of our residential MHFS portfolio at fair value. Fair value is based on quoted market prices, where available, or the prices for other mortgage whole loans with similar characteristics. As necessary, these prices are adjusted for typical securitization activities, including servicing value, portfolio composition, market conditions and liquidity. Predominantly all of our MHFS are classified as Level 2. For the portion where market pricing data is not available, we use a discounted cash flow model to estimate fair value and, accordingly, classify as Level 3.

LOANS HELD FOR SALE (LHFS)  LHFS are carried at LOCOM or at fair value. The fair value of LHFS is based on current offerings in secondary markets for loans with similar characteristics. As such, we classify those loans subjected to nonrecurring fair value adjustments as Level 2.

LOANS  For information on how we report the carrying value of loans, including PCI loans, see Note 1 (Summary of Significant Accounting Policies). Although most loans are not recorded at fair value on a recurring basis, reverse mortgages are recorded at fair value on a recurring basis. In addition, we record nonrecurring fair value adjustments to loans to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.
We provide fair value estimates in this disclosure for loans that are not recorded at fair value on a recurring or nonrecurring basis. Those estimates differentiate loans based on their financial characteristics, such as product classification, loan category, pricing features and remaining maturity. Prepayment and credit loss estimates are evaluated by product and loan rate.
The fair value of commercial loans is calculated by discounting contractual cash flows, adjusted for credit loss estimates, using discount rates that are appropriate for loans with similar characteristics and remaining maturity. For real estate 1-4 family first and junior lien mortgages, we calculate fair value by discounting contractual cash flows, adjusted for prepayment and credit loss estimates, using discount rates based on current industry pricing (where readily available) or our own estimate of an appropriate discount rate for loans of similar size, type, remaining maturity and repricing characteristics.
The estimated fair value of consumer loans is generally calculated by discounting the contractual cash flows, adjusted for prepayment and credit loss estimates, based on the current rates we offer for loans with similar characteristics.
Loan commitments, standby letters of credit and commercial and similar letters of credit generate ongoing fees at our current pricing levels, which are recognized over the term of the commitment period. In situations where the credit quality of the counterparty to a commitment has declined, we record an allowance. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees adjusted for the related allowance.

DERIVATIVES  Quoted market prices are available and used for our exchange-traded derivatives, such as certain interest rate futures and option contracts, which we classify as Level 1. However, substantially all of our derivatives are traded in over-the-counter (OTC) markets where quoted market prices are not always readily available. Therefore we value most OTC derivatives using internal valuation techniques. Valuation techniques and inputs to internally-developed models depend on the type of derivative and nature of the underlying rate, price or index upon which the derivative's value is based. Key inputs can include yield curves, credit curves, foreign exchange rates, prepayment rates, volatility measurements and correlation of such inputs. Where model inputs can be observed in a liquid market and the model does not require significant judgment, such derivatives are typically classified as Level 2 of the fair value hierarchy. Examples of derivatives classified as Level 2 include generic interest rate swaps, foreign currency swaps, commodity swaps, and certain option and forward contracts. When instruments are traded in less liquid markets and significant inputs are unobservable, such derivatives are classified as Level 3. Examples of derivatives classified as Level 3 include complex and highly structured derivatives, certain credit default swaps, interest rate lock commitments written for our mortgage loans that we intend to sell and long-dated equity options where volatility is not observable. Additionally, significant judgments are required when classifying financial instruments within the fair value hierarchy, particularly between Level 2 and 3, as is the case for certain derivatives.

MSRs AND CERTAIN OTHER INTERESTS HELD IN SECURITIZATIONS MSRs and certain other interests held in securitizations (e.g., interest-only strips) do not trade in an active market with readily observable prices. Accordingly, we determine the fair value of MSRs using a valuation model that calculates the present value of estimated future net servicing income cash flows. The model incorporates assumptions that market participants use in estimating future net servicing income cash flows, including estimates of prepayment speeds (including housing price volatility), discount rates, default rates, cost to service (including delinquency and foreclosure costs), escrow account earnings, contractual servicing fee income, ancillary income and late fees. Commercial MSRs are carried at LOCOM and, therefore, can be subject to fair value measurements on a nonrecurring basis. Changes in the fair value of MSRs occur primarily due to the collection/realization of expected cash flows as well as changes in valuation inputs and assumptions. For other interests held in securitizations (such as interest-only strips), we use a valuation model that calculates the present value of estimated future cash flows. The model incorporates our own estimates of assumptions market participants use in determining the fair value, including estimates of prepayment speeds, discount rates, defaults and contractual fee income. Interest-only strips are recorded as trading assets. Our valuation approach is validated by our internal valuation model validation group. Fair value measurements of our MSRs and interest-only strips use significant unobservable inputs and, accordingly, we classify them as Level 3.

FORECLOSED ASSETS  Foreclosed assets are carried at net realizable value, which represents fair value less costs to sell. Fair value is generally based upon independent market prices or appraised values of the collateral and, accordingly, we classify foreclosed assets as Level 2.

NONMARKETABLE EQUITY INVESTMENTS  For certain equity securities that are not publicly traded, we have elected the fair value option, and we use a market comparable pricing technique to estimate their fair value. The remaining nonmarketable equity investments include low income housing tax credit investments, Federal Reserve Bank and Federal Home Loan Bank (FHLB) stock, and private equity investments that are recorded under the cost or equity method of accounting. We estimate fair value to record OTTI write-downs on a nonrecurring basis. Additionally, we provide fair value estimates in this disclosure for cost method investments that are not measured at fair value on a recurring or nonrecurring basis.
Federal Bank stock carrying values approximate fair value. For the remaining cost or equity method investments for which we determine fair value, we estimate the fair value using all available information and consider the range of potential inputs including discounted cash flow models, transaction prices, trading multiples of comparable public companies, and entry level multiples. Where appropriate these metrics are adjusted to account for comparative differences with public companies and for company-specific issues like liquidity or marketability. For investments in private equity funds, we generally use the NAV provided by the fund sponsor as a practical expedient to measure fair value. In some cases, NAVs may require adjustments based on certain unobservable inputs.

Liabilities
DEPOSIT LIABILITIES  Deposit liabilities are carried at historical cost. The fair value of deposits with no stated maturity, such as noninterest-bearing demand deposits, interest-bearing checking, and market rate and other savings, is equal to the amount payable on demand at the measurement date. The fair value of other time deposits is calculated based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for like wholesale deposits with similar remaining maturities.

SHORT-TERM FINANCIAL LIABILITIES Short-term financial liabilities are carried at historical cost and include federal funds purchased and securities sold under repurchase agreements, commercial paper and other short-term borrowings. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

OTHER LIABILITIES  Other liabilities recorded at fair value on a recurring basis, excluding derivative liabilities (see the “Derivatives” section for derivative liabilities), primarily include short sale liabilities. Short sale liabilities are predominantly classified as either Level 1 or Level 2, generally depending upon whether the underlying securities have readily obtainable quoted prices in active exchange markets.

LONG-TERM DEBT  Long-term debt is generally carried at amortized cost. For disclosure, we are required to estimate the fair value of long-term debt and generally do so using the discounted cash flow method. Contractual cash flows are discounted using rates currently offered for new notes with similar remaining maturities and, as such, these discount rates include our current spread levels.

Level 3 Asset and Liability Valuation Processes
We generally determine fair value of our Level 3 assets and liabilities by using internally-developed models and, to a lesser extent, prices obtained from vendors, which predominantly consist of third-party pricing services. Our valuation processes vary depending on which approach is utilized.

INTERNAL MODEL VALUATIONS  Our internally-developed models primarily use discounted cash flow techniques. Use of such techniques requires determining relevant inputs, some of which are unobservable. Unobservable inputs are generally derived from historic performance of similar assets or determined from previous market trades in similar instruments. These unobservable inputs usually consist of discount rates, default rates, loss severity upon default, volatilities, correlations and prepayment rates, which are inherent within our Level 3 instruments. Such inputs can be correlated to similar portfolios with known historic experience or recent trades where particular unobservable inputs may be implied, but due to the nature of various inputs being reflected within a particular trade, the value of each input is considered unobservable. We attempt to correlate each unobservable input to historic experience and other third-party data where available.
Internal valuation models are subject to review prescribed within our model risk management policies and procedures, which include model validation. The purpose of model validation includes ensuring the model is appropriate for its intended use and the appropriate controls exist to help mitigate risk of invalid valuations. Model validation assesses the adequacy and appropriateness of the model, including reviewing its key components, such as inputs, processing components, logic or theory, output results and supporting model documentation. Validation also includes ensuring significant unobservable model inputs are appropriate given observable market transactions or other market data within the same or similar asset classes. This process ensures modeled approaches are appropriate given similar product valuation techniques and are in line with their intended purpose.
We have ongoing monitoring procedures in place for our Level 3 assets and liabilities that use such internal valuation models. These procedures, which are designed to provide reasonable assurance that models continue to perform as expected after approved, include:

•	ongoing analysis and benchmarking to market transactions and other independent market data (including pricing vendors, if available);

•	back-testing of modeled fair values to actual realized transactions; and

•	review of modeled valuation results against expectations, including review of significant or unusual value fluctuations.

We update model inputs and methodologies periodically to reflect these monitoring procedures. Additionally, procedures and controls are in place to ensure existing models are subject to periodic reviews, and we perform full model revalidations as necessary.
All internal valuation models are subject to ongoing review by business-unit-level management, and all models are subject to additional oversight by a corporate-level risk management department. Corporate oversight responsibilities include evaluating the adequacy of business unit risk management programs, maintaining company-wide model validation policies and standards and reporting the results of these activities to management and our Corporate Model Risk Committee (CMoR). The CMoR consists of senior executive management and reports on top model risk issues to the Company’s Risk Committee of the Board.

VENDOR-DEVELOPED VALUATIONS  In certain limited circumstances we obtain pricing from third-party vendors for the value of our Level 3 assets or liabilities. We have processes in place to approve such vendors to ensure information obtained and valuation techniques used are appropriate. Once these vendors are approved to provide pricing information, we monitor and review the results to ensure the fair values are reasonable and in line with market experience in similar asset classes. While the input amounts used by the pricing vendor in determining fair value are not provided, and therefore unavailable for our review, we do perform one or more of the following procedures to validate the prices received:

•	comparison to other pricing vendors (if available);

•	variance analysis of prices;

•	corroboration of pricing by reference to other independent market data, such as market transactions and relevant benchmark indices;

•	review of pricing by Company personnel familiar with market liquidity and other market-related conditions; and

•	investigation of prices on a specific instrument-by-instrument basis.
Fair Value Measurements from Vendors
For certain assets and liabilities, we obtain fair value measurements from vendors, which predominantly consist of third-party pricing services, and record the unadjusted fair value in our financial statements. For instruments where we utilize vendor prices to record the price of an instrument, we perform additional procedures (see the "Vendor-Developed Valuation" section). Methodologies employed, controls relied upon and inputs used by third-party pricing vendors are subject to additional review when such services are provided. This review may consist of, in part, obtaining and evaluating control reports issued and pricing methodology materials distributed.
Table 17.1 presents unadjusted fair value measurements provided by brokers or third-party pricing services fair value hierarchy level . Fair value measurements obtained from brokers or third-party pricing services that we have adjusted to determine the fair value recorded in our financial statements are excluded from Table 17.1.

Table 17.1: Fair Value Measurements by Brokers or Third-Party Pricing Services

	Brokers			Third-party pricing services
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
December 31, 2015
Trading assets (excluding derivatives)	$—	—	—	—	5	—
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	—	—	—	32,868	3,382	—
Securities of U.S. states and political subdivisions	—	—	—	—	48,443	51
Mortgage-backed securities	—	226	—	—	126,525	73
Other debt securities (1)	—	503	409	—	48,721	345
Total debt securities	—	729	409	32,868	227,071	469
Total marketable equity securities	—	—	—	—	484	—
Total available-for-sale securities	—	729	409	32,868	227,555	469
Derivatives (trading and other assets)	—	—	—	—	224	—
Derivatives (liabilities)	—	—	—	—	(221)	—
Other liabilities	—	—	—	—	(1)	—
December 31, 2014
Trading assets (excluding derivatives)	$—	—	—	2	105	—
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	—	—	—	19,899	5,905	—
Securities of U.S. states and political subdivisions	—	—	—	—	42,666	61
Mortgage-backed securities	—	152	—	—	135,997	133
Other debt securities (1)	—	1,035	601	—	41,933	541
Total debt securities	—	1,187	601	19,899	226,501	735
Total marketable equity securities	—	—	—	—	569	—
Total available-for-sale securities	—	1,187	601	19,899	227,070	735
Derivatives (trading and other assets)	—	1	—	—	290	—
Derivatives (liabilities)	—	(1)	—	—	(292)	—
Other liabilities	—	—	—	—	(1)	—

(1)	Includes corporate debt securities, collateralized loan and other debt obligations, asset-backed securities, and other debt securities.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis
Table 17.2 presents the balances of assets and liabilities recorded at fair value on a recurring basis.

Table 17.2: Fair Value on a Recurring Basis

(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2015
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$13,357	3,469	—		—		16,826
Securities of U.S. states and political subdivisions	—	1,667	8		—		1,675
Collateralized loan and other debt obligations (1)	—	346	343		—		689
Corporate debt securities	—	7,909	56		—		7,965
Mortgage-backed securities	—	20,619	—		—		20,619
Asset-backed securities	—	1,005	—		—		1,005
Equity securities	15,010	101	—		—		15,111
Total trading securities (2)	28,367	35,116	407		—		63,890
Other trading assets	—	891	34		—		925
Total trading assets (excluding derivatives)	28,367	36,007	441		—		64,815
Securities of U.S. Treasury and federal agencies	32,868	3,382	—		—		36,250
Securities of U.S. states and political subdivisions	—	48,490	1,500	(3)	—		49,990
Mortgage-backed securities:
Federal agencies	—	104,546	—		—		104,546
Residential	—	8,557	1		—		8,558
Commercial	—	14,015	73		—		14,088
Total mortgage-backed securities	—	127,118	74		—		127,192
Corporate debt securities	54	14,952	405		—		15,411
Collateralized loan and other debt obligations (4)	—	30,402	565	(3)	—		30,967
Asset-backed securities:
Auto loans and leases	—	15	—		—		15
Home equity loans	—	414	—		—		414
Other asset-backed securities	—	4,290	1,182	(3)	—		5,472
Total asset-backed securities	—	4,719	1,182		—		5,901
Other debt securities	—	10	—		—		10
Total debt securities	32,922	229,073	3,726		—		265,721
Marketable equity securities:
Perpetual preferred securities	434	484	—		—		918
Other marketable equity securities	719	—	—		—		719
Total marketable equity securities	1,153	484	—		—		1,637
Total available-for-sale securities	34,075	229,557	3,726		—		267,358
Mortgages held for sale	—	12,457	1,082		—		13,539
Loans held for sale	—	—	—		—		—
Loans	—	—	5,316		—		5,316
Mortgage servicing rights (residential)	—	—	12,415		—		12,415
Derivative assets:
Interest rate contracts	16	62,390	319		—		62,725
Commodity contracts	—	4,623	36		—		4,659
Equity contracts	3,726	2,907	966		—		7,599
Foreign exchange contracts	48	8,899	—		—		8,947
Credit contracts	—	375	275		—		650
Netting	—	—	—		(66,924)	(5)	(66,924)
Total derivative assets (6)	3,790	79,194	1,596		(66,924)		17,656
Other assets	—	—	3,088		—		3,088
Total assets recorded at fair value	$66,232	357,215	27,664		(66,924)		384,187
Derivative liabilities:
Interest rate contracts	$(41)	(57,905)	(31)		—		(57,977)
Commodity contracts	—	(5,495)	(24)		—		(5,519)
Equity contracts	(704)	(3,027)	(1,077)		—		(4,808)
Foreign exchange contracts	(37)	(10,896)	—		—		(10,933)
Credit contracts	—	(351)	(278)		—		(629)
Other derivative contracts	—	—	(58)		—		(58)
Netting	—	—	—		66,004	(5)	66,004
Total derivative liabilities (6)	(782)	(77,674)	(1,468)		66,004		(13,920)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(8,621)	(1,074)	—		—		(9,695)
Securities of U.S. states and political subdivisions	—	—	—		—		—
Corporate debt securities	—	(4,209)	—		—		(4,209)
Equity securities	(1,692)	(4)	—		—		(1,696)
Other securities	—	(70)	—		—		(70)
Total short sale liabilities	(10,313)	(5,357)	—		—		(15,670)
Other liabilities (excluding derivatives)	—	—	(30)		—		(30)
Total liabilities recorded at fair value	$(11,095)	(83,031)	(1,498)		66,004		(29,620)

(1)	The entire balance is collateralized loan obligations.

(2)
Net gains from trading activities recognized in the income statement for the year ended December 31, 2015, include $1.0 billion in net unrealized losses on trading securities held at December 31, 2015.

(3)
Balances consist of securities that are mostly investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(4)	Includes collateralized debt obligations of $257 million.

(5)	Represents balance sheet netting of derivative asset and liability balances and related cash collateral. See Note 16 (Derivatives) for additional information.

(6)	Derivative assets and derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets and trading liabilities, respectively.

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(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2014
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$10,506	3,886	—		—		14,392
Securities of U.S. states and political subdivisions	—	1,537	7		—		1,544
Collateralized loan and other debt obligations (1)	—	274	445		—		719
Corporate debt securities	—	7,517	54		—		7,571
Mortgage-backed securities	—	16,273	—		—		16,273
Asset-backed securities	—	776	79		—		855
Equity securities	18,512	38	10		—		18,560
Total trading securities (2)	29,018	30,301	595		—		59,914
Other trading assets	—	1,398	55		—		1,453
Total trading assets (excluding derivatives)	29,018	31,699	650		—		61,367
Securities of U.S. Treasury and federal agencies	19,899	5,905	—		—		25,804
Securities of U.S. states and political subdivisions	—	42,667	2,277	(3)	—		44,944
Mortgage-backed securities:
Federal agencies	—	110,089	—		—		110,089
Residential	—	9,245	24		—		9,269
Commercial	—	16,885	109		—		16,994
Total mortgage-backed securities	—	136,219	133		—		136,352
Corporate debt securities	83	14,451	252		—		14,786
Collateralized loan and other debt obligations (4)	—	24,274	1,087	(3)	—		25,361
Asset-backed securities:
Auto loans and leases	—	31	245	(3)	—		276
Home equity loans	—	662	—		—		662
Other asset-backed securities	—	4,189	1,372	(3)	—		5,561
Total asset-backed securities	—	4,882	1,617		—		6,499
Other debt securities	—	20	—		—		20
Total debt securities	19,982	228,418	5,366		—		253,766
Marketable equity securities:
Perpetual preferred securities (5)	468	569	663	(3)	—		1,700
Other marketable equity securities	1,952	24	—		—		1,976
Total marketable equity securities	2,420	593	663		—		3,676
Total available-for-sale securities	22,402	229,011	6,029		—		257,442
Mortgages held for sale	—	13,252	2,313		—		15,565
Loans held for sale	—	1	—		—		1
Loans	—	—	5,788		—		5,788
Mortgage servicing rights (residential)	—	—	12,738		—		12,738
Derivative assets:
Interest rate contracts	27	63,306	365		—		63,698
Commodity contracts	—	7,438	23		—		7,461
Equity contracts	4,102	3,544	1,359		—		9,005
Foreign exchange contracts	65	7,339	—		—		7,404
Credit contracts	—	440	466		—		906
Netting	—	—	—		(65,869)	(6)	(65,869)
Total derivative assets (7)	4,194	82,067	2,213		(65,869)		22,605
Other assets	—	—	2,593		—		2,593
Total assets recorded at fair value	$55,614	356,030	32,324		(65,869)		378,099
Derivative liabilities:
Interest rate contracts	(29)	(59,958)	(72)		—		(60,059)
Commodity contracts	—	(7,680)	(22)		—		(7,702)
Equity contracts	(1,290)	(4,305)	(1,443)		—		(7,038)
Foreign exchange contracts	(60)	(7,767)	—		—		(7,827)
Credit contracts	—	(456)	(655)		—		(1,111)
Other derivative contracts	—	—	(44)		—		(44)
Netting	—	—	—		65,043	(6)	65,043
Total derivative liabilities (7)	(1,379)	(80,166)	(2,236)		65,043		(18,738)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(7,043)	(1,636)	—		—		(8,679)
Securities of U.S. states and political subdivisions	—	(26)	—		—		(26)
Corporate debt securities	—	(5,055)	—		—		(5,055)
Equity securities	(2,259)	(2)	—		—		(2,261)
Other securities	—	(73)	(6)		—		(79)
Total short sale liabilities	(9,302)	(6,792)	(6)		—		(16,100)
Other liabilities (excluding derivatives)	—	—	(28)		—		(28)
Total liabilities recorded at fair value	$(10,681)	(86,958)	(2,270)		65,043		(34,866)

(1)	The entire balance is collateralized loan obligations.

(2)	Net gains from trading activities recognized in the income statement for the year ended December 31, 2014, include $211 million in net unrealized gains on trading securities held at December 31, 2014.

(3)
Balances consist of securities that are mostly investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(4)	Includes collateralized debt obligations of $500 million.

(5)	Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 (Securitizations and Variable Interest Entities) for additional information.

(6)	Represents balance sheet netting of derivative asset and liability balances and related cash collateral. See Note 16 (Derivatives) for additional information.

(7)	Derivative assets and derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets and trading liabilities, respectively.
Changes in Fair Value Levels
We monitor the availability of observable market data to assess the appropriate classification of financial instruments within the fair value hierarchy and transfer between Level 1, Level 2, and Level 3 accordingly. Observable market data includes but is not limited to quoted prices and market transactions. Changes in economic conditions or market liquidity generally will drive changes in availability of observable market data. Changes in availability of observable market data, which also may result in changing the valuation technique used, are generally the cause of transfers between Level 1, Level 2, and Level 3.
Transfers into and out of Level 1, Level 2, and Level 3 for the periods presented are provided within Table 17.3. The amounts reported as transfers represent the fair value as of the beginning of the quarter in which the transfer occurred.

Table 17.3: Transfers Between Fair Value Levels

	Transfers Between Fair Value Levels
	Level 1		Level 2		Level 3 (1)
(in millions)	In	Out	In	Out	In	Out	Total
Year ended December 31, 2015
Trading assets (excluding derivatives)	$15	(9)	103	(28)	13	(94)	—
Available-for-sale securities (2)	—	—	76	(8)	8	(76)	—
Mortgages held for sale	—	—	471	(194)	194	(471)	—
Loans	—	—	—	—	—	—	—
Net derivative assets and liabilities (3)	—	—	48	15	(15)	(48)	—
Short sale liabilities	(1)	1	(1)	1	—	—	—
Total transfers	$14	(8)	697	(214)	200	(689)	—
Year ended December 31, 2014
Trading assets (excluding derivatives)	$—	(11)	70	(31)	31	(59)	—
Available-for-sale securities	—	(8)	370	(148)	148	(362)	—
Mortgages held for sale	—	—	229	(440)	440	(229)	—
Loans	—	—	49	(270)	270	(49)	—
Net derivative assets and liabilities (4)	—	—	(134)	20	(20)	134	—
Short sale liabilities	—	—	—	—	—	—	—
Total transfers	$—	(19)	584	(869)	869	(565)	—
Year ended December 31, 2013
Trading assets (excluding derivatives) (5)	$—	(242)	535	(56)	52	(289)	—
Available-for-sale securities (5) (6)	17	—	12,830	(117)	100	(12,830)	—
Mortgages held for sale	—	—	343	(336)	336	(343)	—
Loans	—	—	193	—	—	(193)	—
Net derivative assets and liabilities (4)	—	—	(142)	13	(13)	142	—
Short sale liabilities	—	—	—	—	—	—	—
Total transfers	$17	(242)	13,759	(496)	475	(13,513)	—

(1)	All transfers in and out of Level 3 are disclosed within the recurring Level 3 rollforward tables in this Note.

(2)
Transfers out of Level 3 exclude $640 million in auction rate perpetual preferred equity securities that were transferred in second quarter 2015 from available-for-sale securities to nonmarketable equity investments in other assets. See Note 7 (Premises, Equipment, Lease Commitments and Other Assets) for additional information.

(3)
Includes net derivatives assets that were transferred from Level 3 to Level 2 due to increased observable market data. Also includes net derivative liabilities that were transferred from Level 2 to Level 3 due to a decrease in observable market data.

(4)
Includes net derivative liabilities that were transferred from Level 3 to Level 2 due to increased observable market data. Also includes net derivative liabilities that were transferred from Level 2 to Level 3 due to a decrease in observable market data.

(5)
Consists of $231 million of collateralized loan obligations classified as trading assets and $12.5 billion classified as available-for-sale securities that we transferred from Level 3 to Level 2 in 2013 as a result of increased observable market data in the valuation of such instruments.

(6)
Transfers out of available-for-sale securities classified as Level 3 exclude $6.0 billion in asset-backed securities that were transferred from the available-for-sale portfolio to held-to-maturity securities.

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2015, are presented in Table 17.4.

Table 17.4: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2015

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3	Transfers out of Level 3	Balance, end of period		(2)
Year ended December 31, 2015
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$7	—	—	1	—	—	8	—
Collateralized loan and other debt obligations	445	8	—	(110)	—	—	343	(28)
Corporate debt securities	54	2	—	—	12	(12)	56	(2)
Mortgage-backed securities	—	1	—	(1)	—	—	—	1
Asset-backed securities	79	16	—	(14)	—	(81)	—	—
Equity securities	10	1	—	(11)	—	—	—	—
Total trading securities	595	28	—	(135)	12	(93)	407	(29)
Other trading assets	55	3	—	(24)	1	(1)	34	(14)
Total trading assets (excluding derivatives)	650	31	—	(159)	13	(94)	441	(43)	(3)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	2,277	6	(16)	(691)	—	(76)	1,500	(5)
Mortgage-backed securities:
Residential	24	5	(6)	(22)	—	—	1	—
Commercial	109	12	(18)	(30)	—	—	73	(2)
Total mortgage-backed securities	133	17	(24)	(52)	—	—	74	(2)
Corporate debt securities	252	12	(46)	179	8	—	405	(32)
Collateralized loan and other debt obligations	1,087	218	(169)	(571)	—	—	565	—
Asset-backed securities:
Auto loans and leases	245	—	19	(264)	—	—	—	—
Home equity loans	—	—	—	—	—	—	—	—
Other asset-backed securities	1,372	2	(13)	(179)	—	—	1,182	(1)
Total asset-backed securities	1,617	2	6	(443)	—	—	1,182	(1)
Total debt securities	5,366	255	(249)	(1,578)	8	(76)	3,726	(40)	(4)
Marketable equity securities:
Perpetual preferred securities	663	3	(2)	(24)	—	(640)	—	—
Other marketable equity securities	—	—	—	—	—	—	—	—
Total marketable equity securities	663	3	(2)	(24)	—	(640)	—	—	(5)
Total available-for-sale securities	6,029	258	(251)	(1,602)	8	(716)	3,726	(40)
Mortgages held for sale	2,313	23	—	(977)	194	(471)	1,082	(23)	(6)
Loans	5,788	(128)	—	(344)	—	—	5,316	(117)	(6)
Mortgage servicing rights (residential) (7)	12,738	(1,870)	—	1,547	—	—	12,415	214	(6)
Net derivative assets and liabilities:
Interest rate contracts	293	1,132	—	(1,137)	—	—	288	97
Commodity contracts	1	7	—	6	(2)	—	12	10
Equity contracts	(84)	116	—	(82)	(13)	(48)	(111)	74
Foreign exchange contracts	—	—	—	—	—	—	—	—
Credit contracts	(189)	19	—	167	—	—	(3)	10
Other derivative contracts	(44)	(15)	—	1	—	—	(58)	(15)
Total derivative contracts	(23)	1,259	—	(1,045)	(15)	(48)	128	176	(8)
Other assets	2,593	443	—	52	—	—	3,088	457	(3)
Short sale liabilities	(6)	—	—	6	—	—	—	—	(3)
Other liabilities (excluding derivatives)	(28)	(13)	—	11	—	—	(30)	—	(6)

(1)	See Table 17.5 for detail.

(2)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(3)	Included in net gains (losses) from trading activities and other noninterest income in the income statement.

(4)	Included in net gains (losses) from debt securities in the income statement.

(5)	Included in net gains (losses) from equity investments in the income statement.

(6)	Included in mortgage banking and other noninterest income in the income statement.

(7)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).

(8)	Included in mortgage banking, trading activities, equity investments and other noninterest income in the income statement.

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Table 17.5 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2015.

Table 17.5: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2015

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2015
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$4	(2)	—	(1)	1
Collateralized loan and other debt obligations	1,093	(1,203)	—	—	(110)
Corporate debt securities	45	(45)	—	—	—
Mortgage-backed securities	—	(1)	—	—	(1)
Asset-backed securities	—	(5)	—	(9)	(14)
Equity securities	—	—	—	(11)	(11)
Total trading securities	1,142	(1,256)	—	(21)	(135)
Other trading assets	4	(27)	—	(1)	(24)
Total trading assets (excluding derivatives)	1,146	(1,283)	—	(22)	(159)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	—	(65)	555	(1,181)	(691)
Mortgage-backed securities:
Residential	—	(22)	—	—	(22)
Commercial	—	(8)	—	(22)	(30)
Total mortgage-backed securities	—	(30)	—	(22)	(52)
Corporate debt securities	200	(11)	—	(10)	179
Collateralized loan and other debt obligations	109	(325)	—	(355)	(571)
Asset-backed securities:
Auto loans and leases	—	—	—	(264)	(264)
Home equity loans	—	—	—	—	—
Other asset-backed securities	141	(1)	274	(593)	(179)
Total asset-backed securities	141	(1)	274	(857)	(443)
Total debt securities	450	(432)	829	(2,425)	(1,578)
Marketable equity securities:
Perpetual preferred securities	—	—	—	(24)	(24)
Other marketable equity securities	—	—	—	—	—
Total marketable equity securities	—	—	—	(24)	(24)
Total available-for-sale securities	450	(432)	829	(2,449)	(1,602)
Mortgages held for sale	202	(1,605)	777	(351)	(977)
Loans	72	—	379	(795)	(344)
Mortgage servicing rights (residential)	—	(3)	1,556	(6)	1,547
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(1,137)	(1,137)
Commodity contracts	—	—	—	6	6
Equity contracts	15	(103)	—	6	(82)
Foreign exchange contracts	—	—	—	—	—
Credit contracts	12	(3)	—	158	167
Other derivative contracts	—	—	—	1	1
Total derivative contracts	27	(106)	—	(966)	(1,045)
Other assets	97	(20)	—	(25)	52
Short sale liabilities	21	(15)	—	—	6
Other liabilities (excluding derivatives)	—	—	—	11	11

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2014, are summarized in Table 17.6.

Table 17.6: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2014

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3	Transfers out of Level 3	Balance, end of period		(2)
Year ended December 31, 2014
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$39	1	—	(2)	—	(31)	7	—
Collateralized loan and other debt obligations	541	36	—	(121)	4	(15)	445	(48)
Corporate debt securities	53	—	—	(21)	26	(4)	54	1
Mortgage-backed securities	1	—	—	2	—	(3)	—	—
Asset-backed securities	122	32	—	(70)	—	(5)	79	32
Equity securities	13	—	—	(3)	—	—	10	—
Total trading securities	769	69	—	(215)	30	(58)	595	(15)
Other trading assets	54	(10)	—	11	1	(1)	55	(1)
Total trading assets (excluding derivatives)	823	59	—	(204)	31	(59)	650	(16)	(3)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	3,214	21	(86)	(569)	59	(362)	2,277	(2)
Mortgage-backed securities:
Residential	64	11	(5)	(46)	—	—	24	—
Commercial	138	9	(1)	(37)	—	—	109	(4)
Total mortgage-backed securities	202	20	(6)	(83)	—	—	133	(4)
Corporate debt securities	281	25	(25)	(29)	—	—	252	—
Collateralized loan and other debt obligations	1,420	117	(47)	(403)	—	—	1,087	(2)
Asset-backed securities:
Auto loans and leases	492	—	(33)	(214)	—	—	245	—
Home equity loans	—	—	—	—	—	—	—	—
Other asset-backed securities	1,657	5	(6)	(373)	89	—	1,372	—
Total asset-backed securities	2,149	5	(39)	(587)	89	—	1,617	—
Total debt securities	7,266	188	(203)	(1,671)	148	(362)	5,366	(8)	(4)
Marketable equity securities:
Perpetual preferred securities	729	8	(29)	(45)	—	—	663	—
Other marketable equity securities	—	4	—	(4)	—	—	—	—
Total marketable equity securities	729	12	(29)	(49)	—	—	663	—	(5)
Total available-for-sale securities	7,995	200	(232)	(1,720)	148	(362)	6,029	(8)
Mortgages held for sale	2,374	4	—	(276)	440	(229)	2,313	7	(6)
Loans	5,723	(52)	—	(104)	270	(49)	5,788	(32)	(6)
Mortgage servicing rights (residential) (7)	15,580	(4,031)	—	1,189	—	—	12,738	(2,122)	(6)
Net derivative assets and liabilities:
Interest rate contracts	(40)	1,588	—	(1,255)	—	—	293	317
Commodity contracts	(10)	(21)	—	(2)	(3)	37	1	(1)
Equity contracts	(46)	96	—	(214)	(17)	97	(84)	(42)
Foreign exchange contracts	9	5	—	(14)	—	—	—	—
Credit contracts	(375)	26	—	160	—	—	(189)	(38)
Other derivative contracts	(3)	(41)	—	—	—	—	(44)	(40)
Total derivative contracts	(465)	1,653	—	(1,325)	(20)	134	(23)	196	(8)
Other assets	1,503	514	—	576	—	—	2,593	(8)	(3)
Short sale liabilities	—	1	—	(7)	—	—	(6)	1	(3)
Other liabilities (excluding derivatives)	(39)	(10)	—	21	—	—	(28)	(1)	(6)

(1)	See Table 17.7 for detail.

(2)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(3)	Included in net gains (losses) from trading activities and other noninterest income in the income statement.

(4)	Included in net gains (losses) from debt securities in the income statement.

(5)	Included in net gains (losses) from equity investments in the income statement.

(6)	Included in mortgage banking and other noninterest income in the income statement.

(7)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).

(8)	Included in mortgage banking, trading activities, equity investments and other noninterest income in the income statement.

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Table 17.7 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2014.

Table 17.7: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2014

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2014
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$10	(12)	—	—	(2)
Collateralized loan and other debt obligations	1,057	(1,174)	—	(4)	(121)
Corporate debt securities	85	(106)	—	—	(21)
Mortgage-backed securities	3	(1)	—	—	2
Asset-backed securities	17	(47)	—	(40)	(70)
Equity securities	—	—	—	(3)	(3)
Total trading securities	1,172	(1,340)	—	(47)	(215)
Other trading assets	11	(1)	1	—	11
Total trading assets (excluding derivatives)	1,183	(1,341)	1	(47)	(204)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	73	(144)	336	(834)	(569)
Mortgage-backed securities:
Residential	—	(44)	—	(2)	(46)
Commercial	—	(31)	—	(6)	(37)
Total mortgage-backed securities	—	(75)	—	(8)	(83)
Corporate debt securities	21	(32)	10	(28)	(29)
Collateralized loan and other debt obligations	134	(34)	—	(503)	(403)
Asset-backed securities:
Auto loans and leases	—	—	—	(214)	(214)
Home equity loans	—	—	—	—	—
Other asset-backed securities	117	(16)	522	(996)	(373)
Total asset-backed securities	117	(16)	522	(1,210)	(587)
Total debt securities	345	(301)	868	(2,583)	(1,671)
Marketable equity securities:
Perpetual preferred securities	—	—	—	(45)	(45)
Other marketable equity securities	—	(4)	—	—	(4)
Total marketable equity securities	—	(4)	—	(45)	(49)
Total available-for-sale securities	345	(305)	868	(2,628)	(1,720)
Mortgages held for sale	208	(276)	167	(375)	(276)
Loans	76	—	438	(618)	(104)
Mortgage servicing rights (residential)	—	(7)	1,196	—	1,189
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(1,255)	(1,255)
Commodity contracts	—	—	—	(2)	(2)
Equity contracts	—	(116)	—	(98)	(214)
Foreign exchange contracts	—	—	—	(14)	(14)
Credit contracts	3	(2)	—	159	160
Other derivative contracts	—	—	—	—	—
Total derivative contracts	3	(118)	—	(1,210)	(1,325)
Other assets	608	(1)	—	(31)	576
Short sale liabilities	20	(27)	—	—	(7)
Other liabilities (excluding derivatives)	—	—	—	21	21

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2013 are summarized in Table 17.8.

Table 17.8: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2013

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3	Transfers out of Level 3	Balance, end of period		(2)
Year ended December 31, 2013
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$46	3	—	(10)	—	—	39	—
Collateralized loan and other debt obligations	742	67	—	(37)	—	(231)	541	(33)
Corporate debt securities	52	9	—	(1)	13	(20)	53	6
Mortgage-backed securities	6	1	—	9	—	(15)	1	1
Asset-backed securities	138	16	—	(35)	25	(22)	122	15
Equity securities	3	—	—	(3)	13	—	13	—
Total trading securities	987	96	—	(77)	51	(288)	769	(11)
Other trading assets	76	(22)	—	—	1	(1)	54	(8)
Total trading assets (excluding derivatives)	1,063	74	—	(77)	52	(289)	823	(19)	(3)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	3,631	11	(85)	(182)	53	(214)	3,214	—
Mortgage-backed securities:
Residential	94	17	(1)	(40)	—	(6)	64	—
Commercial	203	(13)	28	(58)	—	(22)	138	(8)
Total mortgage-backed securities	297	4	27	(98)	—	(28)	202	(8)
Corporate debt securities	274	10	(10)	(13)	23	(3)	281	—
Collateralized loan and other debt obligations	13,188	8	124	625	—	(12,525)	1,420	—
Asset-backed securities:
Auto loans and leases	5,921	(1)	(34)	(1,067)	—	(4,327)	492	—
Home equity loans	51	3	(1)	(5)	—	(48)	—	—
Other asset-backed securities	3,283	27	19	31	24	(1,727)	1,657	(7)
Total asset-backed securities	9,255	29	(16)	(1,041)	24	(6,102)	2,149	(7)	(4)
Total debt securities	26,645	62	40	(709)	100	(18,872)	7,266	(15)	(5)
Marketable equity securities:
Perpetual preferred securities	794	10	(2)	(73)	—	—	729	—
Other marketable equity securities	—	—	—	—	—	—	—	—
Total marketable equity securities	794	10	(2)	(73)	—	—	729	—	(6)
Total available-for-sale securities	27,439	72	38	(782)	100	(18,872)	7,995	(15)
Mortgages held for sale	3,250	5	—	(874)	336	(343)	2,374	(74)	(7)
Loans	6,021	(211)	—	106	—	(193)	5,723	(178)	(7)
Mortgage servicing rights (residential) (8)	11,538	1,156	—	2,886	—	—	15,580	3,398	(7)
Net derivative assets and liabilities:
Interest rate contracts	659	(662)	—	(39)	—	2	(40)	(186)
Commodity contracts	21	—	—	(66)	(1)	36	(10)	(19)
Equity contracts	(122)	(151)	—	137	(14)	104	(46)	48
Foreign exchange contracts	21	(15)	—	1	2	—	9	(8)
Credit contracts	(1,150)	(30)	—	805	—	—	(375)	345
Other derivative contracts	(78)	75	—	—	—	—	(3)	—
Total derivative contracts	(649)	(783)	—	838	(13)	142	(465)	180	(9)
Other assets	162	315	—	1,026	—	—	1,503	(2)	(3)
Short sale liabilities	—	—	—	—	—	—	—	—	(3)
Other liabilities (excluding derivatives)	(49)	3	—	7	—	—	(39)	5	(7)

(1)	See Table 17.9 for detail.

(2)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(3)	Included in net gains (losses) from trading activities and other noninterest income in the income statement.

(4)	Level 3 transfers out include $6.0 billion in asset-backed securities that were transferred from the available-for-sale portfolio to held-to-maturity securities.

(5)	Included in net gains (losses) from debt securities in the income statement.

(6)	Included in net gains (losses) from equity investments in the income statement.

(7)	Included in mortgage banking and other noninterest income in the income statement.

(8)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).

(9)	Included in mortgage banking, trading activities, equity investments and other noninterest income in the income statement.

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Table 17.9 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2013.

Table 17.9: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2013

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2013
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$127	(136)	—	(1)	(10)
Collateralized loan and other debt obligations	1,030	(1,064)	—	(3)	(37)
Corporate debt securities	117	(117)	—	(1)	(1)
Mortgage-backed securities	429	(420)	—	—	9
Asset-backed securities	53	(45)	—	(43)	(35)
Equity securities	—	(3)	—	—	(3)
Total trading securities	1,756	(1,785)	—	(48)	(77)
Other trading assets	—	—	—	—	—
Total trading assets (excluding derivatives)	1,756	(1,785)	—	(48)	(77)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	—	(69)	648	(761)	(182)
Mortgage-backed securities:
Residential	—	(37)	—	(3)	(40)
Commercial	—	(1)	—	(57)	(58)
Total mortgage-backed securities	—	(38)	—	(60)	(98)
Corporate debt securities	—	—	20	(33)	(13)
Collateralized loan and other debt obligations	1,008	(14)	—	(369)	625
Asset-backed securities:
Auto loans and leases	1,751	—	1,047	(3,865)	(1,067)
Home equity loans	—	(5)	—	—	(5)
Other asset-backed securities	1,164	(36)	1,116	(2,213)	31
Total asset-backed securities	2,915	(41)	2,163	(6,078)	(1,041)
Total debt securities	3,923	(162)	2,831	(7,301)	(709)
Marketable equity securities:
Perpetual preferred securities	—	(20)	—	(53)	(73)
Other marketable equity securities	—	—	—	—	—
Total marketable equity securities	—	(20)	—	(53)	(73)
Total available-for-sale securities	3,923	(182)	2,831	(7,354)	(782)
Mortgages held for sale	286	(574)	—	(586)	(874)
Loans	23	—	452	(369)	106
Mortgage servicing rights (residential)	—	(583)	3,469	—	2,886
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(39)	(39)
Commodity contracts	—	—	—	(66)	(66)
Equity contracts	—	(148)	—	285	137
Foreign exchange contracts	—	—	—	1	1
Credit contracts	7	(5)	(4)	807	805
Other derivative contracts	—	—	—	—	—
Total derivative contracts	7	(153)	(4)	988	838
Other assets	1,064	(2)	—	(36)	1,026
Short sale liabilities	8	(8)	—	—	—
Other liabilities (excluding derivatives)	—	—	(4)	11	7

Table 17.10 and Table 17.11 provide quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets and liabilities measured at fair value on a recurring basis for which we use an internal model.
The significant unobservable inputs for Level 3 assets and liabilities that are valued using fair values obtained from third-party vendors are not included in the table as the specific inputs applied are not provided by the vendor (see discussion regarding vendor-developed valuations within the “Level 3 Asset and Liability Valuation Processes” section previously within this Note). In addition, the table excludes the valuation techniques and significant unobservable inputs for certain classes of Level 3 assets and liabilities measured using an internal model that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 assets and liabilities. We made this determination based upon an evaluation of each class that considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.
Table 17.10: Valuation Techniques – Recurring Basis – 2015

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs				Weighted Average (1)
December 31, 2015
Trading and available-for-sale securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	$1,213		Discounted cash flow	Discount rate	0.8	-	5.6%		1.9
	51		Vendor priced
Auction rate securities and other municipal bonds	244		Discounted cash flow	Discount rate	0.8	-	4.5		2.0
				Weighted average life	1.0	-	10.0	yrs	4.7
Collateralized loan and other debt obligations (2)	343		Market comparable pricing	Comparability adjustment	(20.0)	-	20.3%		2.9
	565		Vendor priced
Asset-backed securities:
Diversified payment rights (3)	608		Discounted cash flow	Discount rate	1.0	-	5.0		3.2
Other commercial and consumer	508	(4)	Discounted cash flow	Discount rate	2.5	-	6.3		3.8
				Weighted average life	1.0	-	9.4	yrs	4.3
	66		Vendor priced
Mortgages held for sale (residential)	1,033		Discounted cash flow	Default rate	0.5	-	13.7%		3.6
				Discount rate	1.1	-	6.3		4.7
				Loss severity	0.1	-	22.7		11.2
				Prepayment rate	2.6	-	9.6		6.4
	49		Market comparable pricing	Comparability adjustment	(53.3)	-	0.0		(32.6)
Loans	5,316	(5)	Discounted cash flow	Discount rate	0.0	-	3.9		3.1
				Prepayment rate	0.2	-	100.0		14.6
				Utilization rate	0.0	-	0.8		0.3
Mortgage servicing rights (residential)	12,415		Discounted cash flow	Cost to service per loan (6)	$70	-	599		168
				Discount rate	6.8	-	11.8%		7.3
				Prepayment rate (7)	10.1	-	18.9		11.4
Net derivative assets and (liabilities):
Interest rate contracts	230		Discounted cash flow	Default rate	0.1	-	9.6		2.6
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	0.3	-	2.5		2.2
Interest rate contracts: derivative loan commitments	58	(8)	Discounted cash flow	Fall-out factor	1.0	-	99.0		18.8
				Initial-value servicing	(30.6)	-	127.0	bps	41.5
Equity contracts	72		Discounted cash flow	Conversion factor	(10.6)	-	0.0%		(8.1)
				Weighted average life	0.5	-	2.0	yrs	1.5
	(183)		Option model	Correlation factor	(77.0)	-	98.5%		66.0
				Volatility factor	6.5	-	91.3		24.2
Credit contracts	(9)		Market comparable pricing	Comparability adjustment	(53.6)	-	18.2		(0.6)
	6		Option model	Credit spread	0.0	-	19.9		1.6
				Loss severity	13.0	-	73.0		49.6

Other assets: nonmarketable equity investments	3,065		Market comparable pricing	Comparability adjustment	(19.1)	-	(5.5)		(15.1)

Insignificant Level 3 assets, net of liabilities	516	(9)
Total level 3 assets, net of liabilities	$26,166	(10)

(1)	Weighted averages are calculated using outstanding unpaid principal balance for cash instruments, such as loans and securities, and notional amounts for derivative instruments.

(2)	Includes $257 million of collateralized debt obligations.

(3)	Securities backed by specified sources of current and future receivables generated from foreign originators.

(4)	Consists largely of investments in asset-backed securities that are revolving in nature, in which the timing of advances and repayments of principal are uncertain.

(5)	Consists predominantly of reverse mortgage loans securitized with GNMA that were accounted for as secured borrowing transactions.

(6)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $70 - $335.

(7)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(8)	Total derivative loan commitments were a net asset of $56 million, of which a $2 million derivative liability was classified as level 2 at December 31, 2015.

(9)
Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, certain other assets, other liabilities and certain net derivative assets and liabilities, such as commodity contracts and other derivative contracts.

(10)	Consists of total Level 3 assets of $27.7 billion and total Level 3 liabilities of $1.5 billion, before netting of derivative balances.

Table 17.11: Valuation Techniques – Recurring Basis – 2014

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs			Weighted Average (1)
December 31, 2014
Trading and available-for-sale securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	$1,900		Discounted cash flow	Discount rate	0.4	-	5.6%		1.5
	61		Vendor priced
Auction rate securities and other municipal bonds	323		Discounted cash flow	Discount rate	1.5	-	7.6		3.9
				Weighted average life	1.3	-	19.4	yrs	6.4
Collateralized loan and other debt obligations (2)	565		Market comparable pricing	Comparability adjustment	(53.9)	-	25.0%		0.9
	967		Vendor priced
Asset-backed securities:
Auto loans and leases	245		Discounted cash flow	Discount rate	0.4	-	0.4		0.4
Other asset-backed securities:
Diversified payment rights (3)	661		Discounted cash flow	Discount rate	0.9	-	7.1		2.9
Other commercial and consumer	750	(4)	Discounted cash flow	Discount rate	1.9	-	21.5		5.0
				Weighted average life	1.6	-	10.7	yrs	4.0
	40		Vendor priced
Marketable equity securities: perpetual preferred	663	(5)	Discounted cash flow	Discount rate	4.1	-	9.3%		6.6
				Weighted average life	1.0	-	11.8	yrs	9.7
Mortgages held for sale (residential)	2,235		Discounted cash flow	Default rate	0.4	-	15.0%		2.6
				Discount rate	1.1	-	7.7		5.2
				Loss severity	0.1	-	26.4		18.3
				Prepayment rate	2.0	-	15.5		8.1
	78		Market comparable pricing	Comparability adjustment	(93.0)	-	10.0		(30.0)
Loans	5,788	(6)	Discounted cash flow	Discount rate	0.0	-	3.8		3.1
				Prepayment rate	0.6	-	100.0		11.2
				Utilization rate	0.0	-	1.0		0.4
Mortgage servicing rights (residential)	12,738		Discounted cash flow	Cost to service per loan (7)	$86	-	683		179
				Discount rate	5.9	-	16.9%		7.6
				Prepayment rate (8)	8.0	-	22.0		12.5
Net derivative assets and (liabilities):
Interest rate contracts	196		Discounted cash flow	Default rate	0.00	-	0.02		0.01
				Loss severity	50.0	-	50.0		50.0
Interest rate contracts: derivative loan commitments	97		Discounted cash flow	Fall-out factor	1.0	-	99.0		24.5
				Initial-value servicing	(31.1)	-	113.3	bps	46.5
Equity contracts	162		Discounted cash flow	Conversion factor	(11.2)	-	0.0%		(8.4)
				Weighted average life	1.0	-	2.0	yrs	1.3
	(246)		Option model	Correlation factor	(56.0)	-	96.3%		42.1
				Volatility factor	8.3	-	80.9		28.3
Credit contracts	(192)		Market comparable pricing	Comparability adjustment	(28.6)	-	26.3		1.8
	3		Option model	Credit spread	0.0	-	17.0		0.9
				Loss severity	11.5	-	72.5		48.7

Other assets: nonmarketable equity investments	2,512		Market comparable pricing	Comparability adjustment	(19.7)	-	(4.0)		(14.7)

Insignificant Level 3 assets, net of liabilities	507	(9)
Total level 3 assets, net of liabilities	$30,054	(10)

(1)	Weighted averages are calculated using outstanding unpaid principal balance for cash instruments such as loans and securities, and notional amounts for derivative instruments.

(2)	Includes $500 million of collateralized debt obligations.

(3)	Securities backed by specified sources of current and future receivables generated from foreign originators.

(4)	Consists primarily of investments in asset-backed securities that are revolving in nature, in which the timing of advances and repayments of principal are uncertain.

(5)	Consists of auction rate preferred equity securities with no maturity date that are callable by the issuer.

(6)	Consists predominantly of reverse mortgage loans securitized with GNMA that were accounted for as secured borrowing transactions.

(7)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $86 - $270.

(8)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(9)
Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, certain other assets, other liabilities and certain net derivative assets and liabilities, such as commodity contracts and other derivative contracts.

(10)	Consists of total Level 3 assets of $32.3 billion and total Level 3 liabilities of $2.3 billion, before netting of derivative balances.
The valuation techniques used for our Level 3 assets and liabilities, as presented in the previous tables, are described as follows:

•
Discounted cash flow - Discounted cash flow valuation techniques generally consist of developing an estimate of future cash flows that are expected to occur over the life of an instrument and then discounting those cash flows at a rate of return that results in the fair value amount.

•
Market comparable pricing - Market comparable pricing valuation techniques are used to determine the fair value of certain instruments by incorporating known inputs, such as recent transaction prices, pending transactions, or prices of other similar investments that require significant adjustment to reflect differences in instrument characteristics.

•
Option model - Option model valuation techniques are generally used for instruments in which the holder has a contingent right or obligation based on the occurrence of a future event, such as the price of a referenced asset going above or below a predetermined strike price. Option models estimate the likelihood of the specified event occurring by incorporating assumptions such as volatility estimates, price of the underlying instrument and expected rate of return.

•
Vendor-priced  – Prices obtained from third party pricing vendors or brokers that are used to record the fair value of the asset or liability, of which the related valuation technique and significant unobservable inputs are not provided.

Significant unobservable inputs presented in the previous tables are those we consider significant to the fair value of the Level 3 asset or liability. We consider unobservable inputs to be significant if by their exclusion the fair value of the Level 3 asset or liability would be impacted by a predetermined percentage change, or based on qualitative factors, such as nature of the instrument, type of valuation technique used, and the significance of the unobservable inputs relative to other inputs used within the valuation. Following is a description of the significant unobservable inputs provided in the table.

•
Comparability adjustment – is an adjustment made to observed market data, such as a transaction price in order to reflect dissimilarities in underlying collateral, issuer, rating, or other factors used within a market valuation approach, expressed as a percentage of an observed price.

•	Conversion Factor – is the risk-adjusted rate in which a particular instrument may be exchanged for another instrument upon settlement, expressed as a percentage change from a specified rate.

•
Correlation factor - is the likelihood of one instrument changing in price relative to another based on an established relationship expressed as a percentage of relative change in price over a period over time.

•
Cost to service - is the expected cost per loan of servicing a portfolio of loans, which includes estimates for unreimbursed expenses (including delinquency and foreclosure costs) that may occur as a result of servicing such loan portfolios.

•
Credit spread – is the portion of the interest rate in excess of a benchmark interest rate, such as OIS, LIBOR or U.S. Treasury rates, that when applied to an investment captures changes in the obligor’s creditworthiness.

•	Default rate – is an estimate of the likelihood of not collecting contractual amounts owed expressed as a constant default rate (CDR).

•
Discount rate – is a rate of return used to present value the future expected cash flow to arrive at the fair value of an instrument. The discount rate consists of a benchmark rate component and a risk premium component. The benchmark rate component, for example, OIS, LIBOR or U.S. Treasury rates, is generally observable within the market and is necessary to appropriately reflect the time value of money. The risk premium component reflects the amount of compensation market participants require due to the uncertainty inherent in the instruments’ cash flows resulting from risks such as credit and liquidity.

•	Fall-out factor - is the expected percentage of loans associated with our interest rate lock commitment portfolio that are likely of not funding.

•
Initial-value servicing - is the estimated value of the underlying loan, including the value attributable to the embedded servicing right, expressed in basis points of outstanding unpaid principal balance.

•	Loss severity – is the percentage of contractual cash flows lost in the event of a default.

•	Prepayment rate – is the estimated rate at which forecasted prepayments of principal of the related loan or debt instrument are expected to occur, expressed as a constant prepayment rate (CPR).

•	Utilization rate – is the estimated rate in which incremental portions of existing reverse mortgage credit lines are expected to be drawn by borrowers, expressed as an annualized rate.

•	Volatility factor – is the extent of change in price an item is estimated to fluctuate over a specified period of time expressed as a percentage of relative change in price over a period over time.

•
Weighted average life – is the weighted average number of years an investment is expected to remain outstanding based on its expected cash flows reflecting the estimated date the issuer will call or extend the maturity of the instrument or otherwise reflecting an estimate of the timing of an instrument’s cash flows whose timing is not contractually fixed.

Significant Recurring Level 3 Fair Value Asset and Liability Input Sensitivity
We generally use discounted cash flow or similar internal modeling techniques to determine the fair value of our Level 3 assets and liabilities. Use of these techniques requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs as indicated in the preceding tables. Accordingly, changes in these unobservable inputs may have a significant impact on fair value.
Certain of these unobservable inputs will (in isolation) have a directionally consistent impact on the fair value of the instrument for a given change in that input. Alternatively, the fair value of the instrument may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular instrument. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.

SECURITIES, LOANS, MORTGAGES HELD FOR SALE and NONMARKETABLE EQUITY INVESTMENTS  The fair values of predominantly all Level 3 trading securities, mortgages held for sale, loans, other nonmarketable equity investments, and available-for-sale securities have consistent inputs, valuation techniques and correlation to changes in underlying inputs. The internal models used to determine fair value for these Level 3 instruments use certain significant unobservable inputs within a discounted cash flow or market comparable pricing valuation technique. Such inputs include discount rate, prepayment rate, default rate, loss severity, utilization rate, comparability adjustment and weighted average life.
These Level 3 assets would decrease (increase) in value based upon an increase (decrease) in discount rate, default rate, loss severity, or weighted average life inputs and would generally decrease (increase) in value based upon an increase (decrease) in prepayment rate. Conversely, the fair value of these Level 3 assets would generally increase (decrease) in value if the utilization rate input were to increase (decrease).
Generally, a change in the assumption used for default rate is accompanied by a directionally similar change in the risk premium component of the discount rate (specifically, the portion related to credit risk) and a directionally opposite change in the assumption used for prepayment rates. The comparability adjustment input may have a positive or negative impact on fair value depending on the change in fair value the comparability adjustment references. Unobservable inputs for comparability adjustment, loss severity, utilization rate and weighted average life do not increase or decrease based on movements in the other significant unobservable inputs for these Level 3 assets.

DERIVATIVE INSTRUMENTS  Level 3 derivative instruments are valued using market comparable pricing, option pricing and discounted cash flow valuation techniques. We utilize certain unobservable inputs within these techniques to determine the fair value of the Level 3 derivative instruments. The significant unobservable inputs consist of credit spread, a comparability adjustment, prepayment rate, default rate, loss severity, initial-value servicing, fall-out factor, volatility factor, weighted average life, conversion factor, and correlation factor.
Level 3 derivative assets (liabilities) where we are long the underlying would decrease (increase) in value upon an increase (decrease) in default rate, fall-out factor, credit spread, conversion factor, or loss severity inputs. Conversely, Level 3 derivative assets (liabilities) would generally increase (decrease) in value upon an increase (decrease) in prepayment rate, initial-value servicing, weighted average life, or volatility factor inputs. The inverse of the above relationships would occur for instruments in which we are short the underlying. The correlation factor and comparability adjustment inputs may have a positive or negative impact on the fair value of these derivative instruments depending on the change in value of the item the correlation factor and comparability adjustment is referencing. The correlation factor and comparability adjustment are considered independent from movements in other significant unobservable inputs for derivative instruments.
Generally, for derivative instruments for which we are subject to changes in the value of the underlying referenced instrument, a change in the assumption used for default rate is accompanied by directionally similar change in the risk premium component of the discount rate (specifically, the portion related to credit risk) and a directionally opposite change in the assumption used for prepayment rates. Unobservable inputs for loss severity, fall-out factor, initial-value servicing, weighted average life, conversion factor, and volatility do not increase or decrease based on movements in other significant unobservable inputs for these Level 3 instruments.

MORTGAGE SERVICING RIGHTS  We use a discounted cash flow valuation technique to determine the fair value of Level 3 mortgage servicing rights. These models utilize certain significant unobservable inputs including prepayment rate, discount rate and costs to service. An increase in any of these unobservable inputs will reduce the fair value of the mortgage servicing rights and alternatively, a decrease in any one of these inputs would result in the mortgage servicing rights increasing in value. Generally, a change in the assumption used for the default rate is accompanied by a directionally similar change in the assumption used for cost to service and a directionally opposite change in the assumption used for prepayment. The sensitivity of our residential MSRs is discussed further in Note 8 (Securitizations and Variable Interest Entities).
Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis
We may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from application of LOCOM accounting or write-downs of individual assets. Table 17.12 provides the fair value hierarchy and carrying amount of all assets that were still held as of December 31, 2015, and 2014, and for which a nonrecurring fair value adjustment was recorded during the years then ended.

Table 17.12: Fair Value on a Nonrecurring Basis

	December 31, 2015				December 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages held for sale (LOCOM) (1)	$—	4,667	1,047	5,714	—	2,197	1,098	3,295
Loans held for sale	—	279	—	279	—	—	—	—
Loans:
Commercial	—	191	—	191	—	243	—	243
Consumer	—	1,406	7	1,413	—	2,018	5	2,023
Total loans (2)	—	1,597	7	1,604	—	2,261	5	2,266
Other assets (3)	—	280	654	934	—	417	460	877

(1)	Consists of commercial mortgages and residential real estate 1-4 family first mortgage loans.

(2)	Represents carrying value of loans for which adjustments are based on the appraised value of the collateral.

(3)	Includes the fair value of foreclosed real estate, other collateral owned and nonmarketable equity investments.

Table 17.13 presents the increase (decrease) in value of certain assets for which a nonrecurring fair value adjustment was recognized during the periods presented.

Table 17.13: Change in Value of Assets with Nonrecurring Fair Value Adjustment

	Year ended December 31,
(in millions)	2015	2014
Mortgages held for sale (LOCOM)	$(3)	33
Loans held for sale	(3)	—
Loans:
Commercial	(165)	(125)
Consumer	(1,001)	(1,336)
Total loans (1)	(1,166)	(1,461)
Other assets (2)	(396)	(341)
Total	$(1,568)	(1,769)

(1)	Represents write-downs of loans based on the appraised value of the collateral.

(2)
Includes the losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets. Also includes impairment losses on nonmarketable equity investments.

Table 17.14 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets and liabilities measured at fair value on a nonrecurring basis for which we use an internal model. The table is limited to financial instruments that had nonrecurring fair value adjustments during the periods presented.
We have excluded from the table classes of Level 3 assets and liabilities measured using an internal model that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 nonrecurring measurements. We made this determination based upon an evaluation of each class, which considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.

Table 17.14: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3		Valuation Technique(s) (1)	Significant Unobservable Inputs (1)		Range of inputs			Weighted Average (2)
December 31, 2015
Residential mortgages held for sale (LOCOM)	$1,047	(3)	Discounted cash flow	Default rate	(4)	0.5	-	5.0%	4.2%
				Discount rate		1.5	-	8.5	3.5
				Loss severity		0.0	-	26.1	2.9
				Prepayment rate	(5)	2.6	-	100.0	65.4
Other assets: nonmarketable equity investments	286		Net asset value	Net asset value	(6)
	228		Market comparable pricing	Comparability adjustment		5.0	-	9.2	8.5
Insignificant level 3 assets	147
Total	$1,708
December 31, 2014
Residential mortgages held for sale (LOCOM)	$1,098	(3)	Discounted cash flow	Default rate	(4)	0.9	-	3.8%	2.1%
				Discount rate		1.5	-	8.5	3.6
				Loss severity		0.0	-	29.8	3.8
				Prepayment rate	(5)	2.0	-	100.0	65.5
Other assets: nonmarketable equity investments	171		Market comparable pricing	Comparability adjustment		6.0	-	6.0	6.0
Insignificant level 3 assets	294
Total	$1,563

(1)	Refer to the narrative following Table 17.11 for a definition of the valuation technique(s) and significant unobservable inputs.

(2)	For residential MHFS, weighted averages are calculated using outstanding unpaid principal balance of the loans.

(3)
Consists of $1.0 billion government insured/guaranteed loans purchased from GNMA-guaranteed mortgage securitization at both December 31, 2015 and 2014, and $41 million and $78 million of other mortgage loans that are not government insured/guaranteed at December 31, 2015 and 2014, respectively.

(4)	Applies only to non-government insured/guaranteed loans.

(5)	Includes the impact on prepayment rate of expected defaults for the government insured/guaranteed loans, which impacts the frequency and timing of early resolution of loans.

(6)	The range and weighted average have not been provided since the investments have been recorded at their net asset redemption values.
Alternative Investments
Table 17.15 summarizes our investments in various types of funds for which we use net asset values (NAVs) per share as a practical expedient to measure fair value on recurring and nonrecurring bases. The investments are included in trading assets, available-for-sale securities, and other assets. The table excludes those investments that are probable of being sold at an amount different from the funds’ NAVs.

Table 17.15: Alternative Investments

(in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
December 31, 2015
Offshore funds	$2	—	Daily - Monthly	1 - 30 days
Hedge funds	—	—	Daily - Quarterly	1 - 90 days
Private equity funds (1)(2)	555	135	N/A	N/A
Venture capital funds (2)	85	9	N/A	N/A
Total (3)	$642	144
December 31, 2014
Offshore funds	$125	—	Daily - Quarterly	1 - 60 days
Hedge funds	1	—	Daily - Quarterly	1-90 days
Private equity funds (1)(2)	1,313	243	N/A	N/A
Venture capital funds (2)	68	9	N/A	N/A
Total (3)	$1,507	252
N/A - Not applicable

(1)
Excludes a private equity fund investment of $0 million and $171 million at December 31, 2015 and 2014, respectively. This investment was sold in second quarter 2015 for an amount different from the fund's NAV.

(2)	Includes certain investments subject to the Volcker Rule that we may have to divest.

(3)
December 31, 2015 and 2014, include $602 million and $1.3 billion respectively, of fair value for nonmarketable equity investments carried at cost for which we use NAVs as a practical expedient for determining nonrecurring fair value adjustments. The fair values of investments that had nonrecurring fair value adjustments were $154 million and $108 million at December 31, 2015 and 2014, respectively.

Offshore funds primarily invest in foreign mutual funds. Redemption restrictions are in place for investments with a fair value of $0 million and $24 million at December 31, 2015 and 2014, respectively.
Private equity funds invest in equity and debt securities issued by private and publicly-held companies in connection with leveraged buyouts, recapitalizations and expansion opportunities. These investments do not allow redemptions. Alternatively, we receive distributions as the underlying assets of the funds liquidate, which we expect to occur over the next 2 years.
Venture capital funds invest in domestic and foreign companies in a variety of industries, including information technology, financial services and healthcare. These investments can never be redeemed with the funds. Instead, we receive distributions as the underlying assets of the fund liquidate, which we expect to occur over the next 5 years.
Fair Value Option
The fair value option is an irrevocable election, generally only permitted upon initial recognition of financial assets or liabilities, to measure eligible financial instruments at fair value with changes in fair value reflected in earnings. We may elect the fair value option to align the measurement model with how the financial assets or liabilities are managed or to reduce complexity or accounting asymmetry. Following is a discussion of the portfolios for which we elected the fair value option.

TRADING ASSETS - LOANS We engage in holding loans for market-making purposes to support the buying and selling demands of our customers. These loans are generally held for a short period of time and managed within parameters of internally approved market risk limits. We have elected to measure and carry them at fair value, which best aligns with our risk management practices. Fair value for these loans is primarily determined using readily available market data based on recent transaction prices for similar loans.

MORTGAGES HELD FOR SALE (MHFS) We measure MHFS at fair value for MHFS originations for which an active secondary market and readily available market prices exist to reliably support fair value pricing models used for these loans. Loan origination fees on these loans are recorded when earned, and related direct loan origination costs are recognized when incurred. We also measure at fair value certain of our other interests held related to residential loan sales and securitizations. We believe fair value measurement for MHFS and other interests held, which we hedge with economic hedge derivatives along with our MSRs measured at fair value, reduces certain timing differences and better matches changes in the value of these assets with changes in the value of derivatives used as economic hedges for these assets.
LOANS HELD FOR SALE (LHFS) We elected to measure certain LHFS portfolios at fair value in conjunction with customer accommodation activities, which better aligns the measurement basis of the assets held with our management objectives given the trading nature of these portfolios.

LOANS Loans that we measure at fair value consist predominantly of reverse mortgage loans previously transferred under a GNMA reverse mortgage securitization program accounted for as a secured borrowing. Before the transfer, they were classified as MHFS measured at fair value and, as such, remain carried on our balance sheet under the fair value option.

OTHER FINANCIAL INSTRUMENTS We elected to measure at fair value certain nonmarketable equity securities that are hedged with derivative instruments to better reflect the economics of the transactions. These securities are included in other assets.
Similarly, we may elect fair value option for the assets and liabilities of certain consolidated VIEs. This option is generally elected for newly consolidated VIEs for which predominantly all of our interests, prior to consolidation, are carried at fair value with changes in fair value recorded to earnings. Accordingly, such an election allows us to continue fair value accounting through earnings for those interests and eliminate income statement mismatch otherwise caused by differences in the measurement basis of the consolidated VIEs assets and liabilities.
Table 17.16 reflects differences between the fair value carrying amount of certain assets and liabilities for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.

Table 17.16: Fair Value Option

	December 31, 2015			December 31, 2014
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Trading assets - loans:
Total loans	$886	935	(49)	1,387	1,410	(23)
Nonaccrual loans	—	—	—	—	1	(1)
Mortgages held for sale:
Total loans	13,539	13,265	274	15,565	15,246	319
Nonaccrual loans	161	228	(67)	160	252	(92)
Loans 90 days or more past due and still accruing	19	22	(3)	27	30	(3)
Loans held for sale:
Total loans	—	5	(5)	1	10	(9)
Nonaccrual loans	—	5	(5)	1	10	(9)
Loans:
Total loans	5,316	5,184	132	5,788	5,527	261
Nonaccrual loans	305	322	(17)	367	376	(9)
Other assets (1)	3,065	N/A	N/A	2,512	N/A	N/A

(1)	Consists of nonmarketable equity investments carried at fair value. See Note 7 (Premises, Equipment, Lease Commitments and Other Assets) for more information.

The assets and liabilities accounted for under the fair value option are initially measured at fair value. Gains and losses from initial measurement and subsequent changes in fair value are recognized in earnings. The changes in fair value related to initial measurement and subsequent changes in fair value included in earnings for these assets and liabilities measured at fair value are shown in Table 17.17 by income statement line item.
Table 17.17: Fair Value Option – Changes in Fair Value Included in Earnings

						Year ended December 31,
	2015			2014			2013
(in millions)	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income
Trading assets - loans	$—	4	4	—	29	4	—	40	3
Mortgages held for sale	1,808	—	—	2,211	—	—	2,073	—	—
Loans held for sale	—	—	—	—	—	—	—	—	—
Loans	—	—	(122)	—	—	(49)	—	—	(216)
Other assets	—	—	457	—	—	518	—	—	324
Other interests held (1)	—	(6)	—	—	(12)	—	—	(15)	—

(1)	Includes retained interests in securitizations.

For performing loans, instrument-specific credit risk gains or losses were derived principally by determining the change in fair value of the loans due to changes in the observable or implied credit spread. Credit spread is the market yield on the loans less the relevant risk-free benchmark interest rate. For nonperforming loans, we attribute all changes in fair value to instrument-specific credit risk. Table 17.18 shows the estimated gains and losses from earnings attributable to instrument-specific credit risk related to assets accounted for under the fair value option.

Table 17.18: Fair Value Option – Gains/Losses Attributable to Instrument-Specific Credit Risk

	Year ended December 31,
(in millions)	2015	2014	2013
Gains (losses) attributable to instrument-specific credit risk:
Trading assets - loans	$4	29	40
Mortgages held for sale	29	60	126
Total	$33	89	166
Disclosures about Fair Value of Financial Instruments
Table 17.19 is a summary of fair value estimates for financial instruments, excluding financial instruments recorded at fair value on a recurring basis as they are included within Table 17.2 included earlier in this Note. The carrying amounts in the following table are recorded on the balance sheet under the indicated captions, except for nonmarketable equity investments, which are included in other assets.
We have not included assets and liabilities that are not financial instruments in our disclosure, such as the value of the long-term relationships with our deposit, credit card and trust customers, amortized MSRs, premises and equipment, goodwill and other intangibles, deferred taxes and other liabilities. The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying value of the Company.

Table 17.19: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2015
Financial assets
Cash and due from banks (1)	$19,111	19,111	—	—	19,111
Federal funds sold, securities purchased under resale agreements and other short-term investments (1)	270,130	14,057	255,911	162	270,130
Held-to-maturity securities	80,197	45,167	32,052	3,348	80,567
Mortgages held for sale (2)	6,064	—	5,019	1,047	6,066
Loans held for sale (2)	279	—	279	—	279
Loans, net (3)	887,497	—	60,848	839,816	900,664
Nonmarketable equity investments (cost method)	7,035	—	14	7,890	7,904
Financial liabilities
Deposits	1,223,312	—	1,194,781	28,616	1,223,397
Short-term borrowings (1)	97,528	—	97,528	—	97,528
Long-term debt (4)	199,528	—	188,015	10,468	198,483
December 31, 2014
Financial assets
Cash and due from banks (1)	$19,571	19,571	—	—	19,571
Federal funds sold, securities purchased under resale agreements and other short-term investments (1)	258,429	8,991	249,438	—	258,429
Held to maturity securities	55,483	41,548	9,021	5,790	56,359
Mortgages held for sale (2)	3,971	—	2,875	1,098	3,973
Loans held for sale (2)	721	—	739	—	739
Loans, net (3)	832,671	—	60,052	784,786	844,838
Nonmarketable equity investments (cost method)	7,033	—	—	8,377	8,377
Financial liabilities
Deposits	1,168,310	—	1,132,845	35,566	1,168,411
Short-term borrowings (1)	63,518	—	63,518	—	63,518
Long-term debt (4)	183,934	—	174,996	10,479	185,475

(1)	Amounts consist of financial instruments in which carrying value approximates fair value.

(2)	Balance reflects MHFS and LHFS, as applicable, other than those MHFS and LHFS for which we elected the fair value option.

(3)
Loans exclude balances for which the fair value option was elected and also exclude lease financing with a carrying amount of $12.4 billion and $12.3 billion at December 31, 2015 and 2014, respectively.

(4)	The carrying amount and fair value exclude obligations under capital leases of $8 million and $9 million at December 31, 2015 and 2014, respectively.

Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in the table above. The estimated fair value of these instruments totaled $1.0 billion and $945 million at December 31, 2015 and 2014, respectively.